Fair Value of Financial Instruments (Schedule of Fair Value, Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities, at fair value	$ 56,884
Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities, at fair value	0
Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities, at fair value	56,884
Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities, at fair value	0
Other real estate securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities, at fair value	$ 18,991
Other real estate securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities, at fair value		$ 18,991
Other real estate securities [Member] | Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities, at fair value		18,991
Other real estate securities [Member] | Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities, at fair value		0
Other real estate securities [Member] | Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities, at fair value		$ 0